Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.32%
Angola-2.85%
Angolan Government International Bond
8.25%, 05/09/2028(a)	$25,070,000	$26,433,557
9.38%, 05/08/2048(a)	25,636,000	26,955,844
9.13%, 11/26/2049(a)	25,815,000	26,608,295
		79,997,696
Bahrain-2.61%
Bahrain Government International Bond
6.00%, 09/19/2044(a)(b)	25,846,000	24,288,262
7.50%, 09/20/2047(a)	22,882,000	24,339,995
6.25%, 01/25/2051(a)	26,430,000	24,842,218
		73,470,475
Belarus-2.44%
Republic of Belarus International Bond
7.63%, 06/29/2027(a)(b)	23,255,000	22,893,966
6.20%, 02/28/2030(a)(b)	7,670,000	6,801,449
6.38%, 02/24/2031(a)(b)	43,760,000	38,796,741
		68,492,156
Brazil-2.79%
Brazilian Government International Bond
5.63%, 01/07/2041	23,954,000	25,851,636
5.63%, 02/21/2047	24,335,000	26,423,308
4.75%, 01/14/2050	27,298,000	26,268,865
		78,543,809
Chile-2.75%
Chile Government International Bond
3.13%, 01/21/2026	35,197,000	38,046,197
3.86%, 06/21/2047	35,314,000	39,281,175
		77,327,372
China-2.90%
China Government International Bond
2.75%, 12/03/2039(a)	25,340,000	26,956,974
4.00%, 10/19/2048(a)(b)	20,550,000	27,373,401
2.25%, 10/21/2050(a)(b)	27,770,000	27,106,260
		81,436,635
Colombia-2.65%
Colombia Government International Bond
7.38%, 09/18/2037	18,784,000	24,487,762
6.13%, 01/18/2041	21,204,000	25,034,503
5.63%, 02/26/2044	22,215,000	24,878,356
		74,400,621
Costa Rica-2.87%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	28,344,000	26,820,510
7.00%, 04/04/2044(a)	25,508,000	26,910,940
7.16%, 03/12/2045(a)(b)	25,331,000	26,971,436
		80,702,886
Dominican Republic-2.78%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	20,895,000	25,570,465
6.85%, 01/27/2045(a)	22,905,000	26,111,929
6.50%, 02/15/2048(a)(b)	24,028,000	26,401,005
		78,083,399
Egypt-2.68%
Egypt Government International Bond
8.50%, 01/31/2047(a)	24,379,000	25,257,571
	Principal Amount	Value
Egypt-(continued)
7.90%, 02/21/2048(a)	$26,026,000	$25,466,441
8.70%, 03/01/2049(a)	23,525,000	24,652,553
		75,376,565
El Salvador-2.44%
El Salvador Government International Bond
8.63%, 02/28/2029(a)	24,264,000	22,879,739
7.65%, 06/15/2035(a)	25,640,000	22,531,150
9.50%, 07/15/2052(a)	24,440,000	23,144,680
		68,555,569
Guatemala-2.68%
Guatemala Government Bond
4.50%, 05/03/2026(a)	22,260,000	24,313,485
4.38%, 06/05/2027(a)	23,520,000	25,486,272
4.88%, 02/13/2028(a)	22,790,000	25,467,825
		75,267,582
Hungary-1.32%
Hungary Government International Bond, 7.63%, 03/29/2041	22,027,000	37,150,870
Indonesia-2.80%
Indonesia Government International Bond
6.63%, 02/17/2037(a)	18,987,000	26,456,096
7.75%, 01/17/2038(a)	17,208,000	26,241,092
6.75%, 01/15/2044(a)(b)	17,534,000	26,065,955
		78,763,143
Jordan-2.65%
Jordan Government International Bond
5.75%, 01/31/2027(a)	23,945,000	25,871,974
5.85%, 07/07/2030(a)	23,840,000	24,756,648
7.38%, 10/10/2047(a)	22,561,000	23,753,349
		74,381,971
Kazakhstan-2.77%
Kazakhstan Government International Bond
5.13%, 07/21/2025(a)	22,171,000	25,773,787
4.88%, 10/14/2044(a)(b)	20,551,000	26,096,605
6.50%, 07/21/2045(a)	17,481,000	25,844,610
		77,715,002
Kenya-2.70%
Kenya Government International Bond
6.88%, 06/24/2024(a)	22,834,000	25,166,493
7.25%, 02/28/2028(a)	22,892,000	25,334,577
8.25%, 02/28/2048(a)(b)	22,906,000	25,420,025
		75,921,095
Kuwait-1.35%
Kuwait International Government Bond, 3.50%, 03/20/2027(a)	33,960,000	38,029,087
Mexico-2.85%
Mexico Government International Bond
4.60%, 01/23/2046	25,129,750	27,334,886
5.75%, 10/12/2110	22,006,000	26,547,818
Series A, 6.05%, 01/11/2040	20,651,000	26,068,480
		79,951,184
Mongolia-1.26%
Mongolia Government International Bond, 5.13%, 04/07/2026(a)(b)	33,510,000	35,470,934
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Morocco-2.71%
Morocco Government International Bond
3.00%, 12/15/2032(a)(b)	$26,384,000	$25,716,485
5.50%, 12/11/2042(a)	21,720,000	24,984,777
4.00%, 12/15/2050(a)	26,890,000	25,320,511
		76,021,773
Nigeria-2.69%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	24,890,000	25,584,979
7.63%, 11/28/2047(a)	24,409,000	24,594,850
9.25%, 01/21/2049(a)	22,110,000	25,462,561
		75,642,390
Oman-2.80%
Oman Government International Bond
6.50%, 03/08/2047(a)	25,945,000	25,834,085
6.75%, 01/17/2048(a)	26,125,000	26,488,660
7.00%, 01/25/2051(a)	25,353,000	26,285,078
		78,607,823
Pakistan-2.53%
Pakistan Government International Bond
6.88%, 12/05/2027(a)	23,678,000	24,284,749
7.38%, 04/08/2031(a)	23,220,000	23,383,120
8.88%, 04/08/2051(a)	22,760,000	23,526,329
		71,194,198
Panama-2.69%
Panama Government International Bond
7.13%, 01/29/2026	20,565,500	25,475,513
8.88%, 09/30/2027	17,960,500	24,812,969
3.88%, 03/17/2028(b)	23,015,000	25,378,986
		75,667,468
Paraguay-2.74%
Paraguay Government International Bond
5.00%, 04/15/2026(a)	22,366,000	25,245,846
6.10%, 08/11/2044(a)	20,842,000	26,016,235
5.60%, 03/13/2048(a)(b)	21,708,000	25,827,310
		77,089,391
Peru-2.71%
Peruvian Government International Bond
8.75%, 11/21/2033	16,087,500	24,936,912
5.63%, 11/18/2050(b)	18,411,000	24,987,593
3.55%, 03/10/2051(b)	26,127,000	26,146,857
		76,071,362
Philippines-2.81%
Philippine Government International Bond
3.95%, 01/20/2040(b)	23,437,000	26,291,641
3.70%, 03/01/2041	24,202,000	26,398,982
3.70%, 02/02/2042	24,050,000	26,242,507
		78,933,130
Poland-1.35%
Republic of Poland Government International Bond, 3.25%, 04/06/2026	34,228,000	37,830,155
Qatar-2.85%
Qatar Government International Bond
4.63%, 06/02/2046(a)	20,920,000	26,440,788
5.10%, 04/23/2048(a)	19,891,000	26,716,100
4.82%, 03/14/2049(a)	20,672,000	26,957,404
		80,114,292
	Principal Amount	Value
Romania-2.92%
Romanian Government International Bond
6.13%, 01/22/2044(a)(b)	$19,442,000	$26,689,997
5.13%, 06/15/2048(a)(b)	22,224,000	27,577,517
4.00%, 02/14/2051(a)	26,120,000	27,717,003
		81,984,517
Russia-2.77%
Russian Foreign Bond - Eurobond
5.63%, 04/04/2042(a)	20,000,000	26,050,400
5.88%, 09/16/2043(a)	19,000,000	25,743,689
5.25%, 06/23/2047(a)	20,400,000	25,967,038
		77,761,127
Saudi Arabia-2.83%
Saudi Government International Bond
4.50%, 10/26/2046(a)	22,524,000	26,508,833
4.63%, 10/04/2047(a)	21,922,000	26,289,937
5.00%, 04/17/2049(a)	21,000,000	26,662,965
		79,461,735
South Africa-2.94%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	24,540,000	27,098,050
5.38%, 07/24/2044	27,707,000	27,676,522
6.30%, 06/22/2048	25,569,000	27,902,171
		82,676,743
Sri Lanka-2.85%
Sri Lanka Government International Bond
6.35%, 06/28/2024(a)	41,754,000	27,408,578
6.13%, 06/03/2025(a)	39,230,000	25,303,350
6.83%, 07/18/2026(a)	43,146,000	27,505,575
		80,217,503
Turkey-2.63%
Turkey Government International Bond
8.00%, 02/14/2034	22,066,000	24,978,359
6.88%, 03/17/2036	23,905,000	24,448,911
7.25%, 03/05/2038	23,090,000	24,471,382
		73,898,652
Ukraine-2.68%
Ukraine Government International Bond
7.75%, 09/01/2027(a)	22,874,000	25,101,150
9.75%, 11/01/2028(a)	21,232,000	25,303,130
7.30%, 03/15/2033(a)	24,050,000	24,861,471
		75,265,751
United Arab Emirates-2.68%
Emirate of Dubai Government International Bond, 5.25%, 01/30/2043(a)	22,581,000	25,570,950
Finance Department Government of Sharjah
4.00%, 07/28/2050(a)(b)	27,390,000	24,958,864
4.38%, 03/10/2051(a)	25,940,000	24,919,235
		75,449,049
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,776,005,475)		2,762,925,110

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $10,738,813)	10,738,813	$10,738,813
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.70% (Cost $2,786,744,288)		2,773,663,923
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.87%
Invesco Private Government Fund, 0.02%(c)(d)(e)	32,631,258	32,631,258
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(c)(d)(e)	76,109,157	$76,139,602
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $108,770,859)		108,770,860
TOTAL INVESTMENTS IN SECURITIES-102.57% (Cost $2,895,515,147)		2,882,434,783
OTHER ASSETS LESS LIABILITIES-(2.57)%		(72,268,789)
NET ASSETS-100.00%		$2,810,165,994

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $1,990,473,744, which represented 70.83% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$660,305	$264,992,063	$(254,913,555)	$-	$-	$10,738,813	$2,138
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	146,187,305	(113,556,047)	-	-	32,631,258	1,902*
Invesco Private Prime Fund	-	237,669,634	(161,530,033)	1	-	76,139,602	28,675*
Total	$660,305	$648,849,002	$(529,999,635)	$1	$-	$119,509,673	$32,715

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Short Term High Yield Bond ETF (PGHY)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.56%
Argentina-1.66%
AES Argentina Generacion S.A., 7.75%, 02/02/2024(a)	$200,000	$171,793
Arcor S.A.I.C., 6.00%, 07/06/2023(a)	350,000	346,367
Capex S.A., 6.88%, 05/15/2024(a)	300,000	278,025
Cia General de Combustibles S.A., 9.50%, 11/07/2021(a)	525,000	514,584
Genneia S.A., 8.75%, 01/20/2022(a)	650,000	630,809
IRSA Propiedades Comerciales S.A., 8.75%, 03/23/2023(a)	320,000	303,427
Pampa Energia S.A., 7.38%, 07/21/2023(a)	675,000	650,474
Provincia de Cordoba, 5.00%, 12/10/2025(a)(b)	661,221	504,379
Tecpetrol S.A., 4.88%, 12/12/2022(a)	553,000	553,838
		3,953,696
Australia-0.36%
FMG Resources August 2006 Pty. Ltd., 5.13%, 05/15/2024(a)	200,000	216,600
North Queensland Export Terminal Pty. Ltd., 4.45%, 12/15/2022(a)	600,000	574,158
Virgin Australia Holdings Pty. Ltd., 7.88%, 10/15/2021(a)	700,000	66,500
		857,258
Azerbaijan-0.33%
Republic of Azerbaijan International Bond, 4.75%, 03/18/2024(a)	200,000	216,926
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/2023(a)	550,000	581,762
		798,688
Bahrain-0.44%
Bahrain Government International Bond
6.13%, 07/05/2022(a)	500,000	520,132
6.13%, 08/01/2023(a)	500,000	536,025
		1,056,157
Belarus-0.27%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/2024(a)	200,000	187,000
Republic of Belarus International Bond, 6.88%, 02/28/2023(a)	450,000	452,736
		639,736
Belgium-0.09%
Barry Callebaut Services N.V., 5.50%, 06/15/2023(a)	200,000	216,616
Bolivia-0.47%
Bolivian Government International Bond
4.88%, 10/29/2022(a)(c)	700,000	713,842
5.95%, 08/22/2023(a)	400,000	419,462
		1,133,304
Brazil-5.38%
Banco Bradesco S.A., 2.85%, 01/27/2023(a)	700,000	715,582
Banco BTG Pactual S.A., 5.50%, 01/31/2023(a)	500,000	526,040
Banco do Estado do Rio Grande do Sul S.A., 7.38%, 02/02/2022(a)	700,000	712,603
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	500,000	553,540
4.75%, 05/09/2024(a)	250,000	269,976
Banco Safra S.A., 4.13%, 02/08/2023(a)	600,000	623,121
	Principal Amount	Value
Brazil-(continued)
Banco Votorantim S.A., 4.00%, 09/24/2022(a)	$500,000	$516,010
Braskem Finance Ltd., 6.45%, 02/03/2024	500,000	552,373
Brazilian Government International Bond, 2.63%, 01/05/2023	500,000	515,750
BRF S.A., 4.75%, 05/22/2024(a)	200,000	213,307
Caixa Economica Federal, 3.50%, 11/07/2022(a)	750,000	771,889
Centrais Eletricas Brasileiras S.A., 5.75%, 10/27/2021(a)	750,000	758,625
Cielo USA, Inc., 3.75%, 11/16/2022(a)	612,000	626,911
Embraer Overseas Ltd., 5.70%, 09/16/2023(a)(c)	625,000	670,044
Embraer S.A., 5.15%, 06/15/2022	400,000	412,080
Gerdau Trade, Inc., 4.75%, 04/15/2023(a)	500,000	535,065
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.89%, 04/29/2024(a)	248,000	277,505
Itau Unibanco Holding S.A.
6.20%, 12/21/2021(a)	700,000	711,900
5.65%, 03/19/2022(a)	600,000	613,830
5.50%, 08/06/2022(a)	700,000	724,507
2.90%, 01/24/2023(a)	400,000	408,604
5.13%, 05/13/2023(a)	400,000	419,604
Petrobras Global Finance B.V.
4.38%, 05/20/2023(c)	400,000	422,152
6.25%, 03/17/2024	250,000	280,411
		12,831,429
Canada-2.00%
Athabasca Oil Corp., 9.88%, 02/24/2022(a)	700,000	650,226
Bombardier, Inc.
6.00%, 10/15/2022(a)	344,000	345,754
6.13%, 01/15/2023(a)	550,000	579,285
Cenovus Energy, Inc., 3.80%, 09/15/2023	600,000	632,362
Cooke Omega Investments, Inc./Alpha VesselCo. Holdings, Inc., 8.50%, 12/15/2022(a)	500,000	512,725
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/2024(a)	260,000	260,750
Mountain Province Diamonds, Inc., 8.00%, 12/15/2022(a)	725,000	644,565
Quebecor Media, Inc., 5.75%, 01/15/2023	500,000	536,705
TransAlta Corp., 4.50%, 11/15/2022(c)	600,000	618,492
		4,780,864
China-7.13%
China Grand Automotive Services Ltd., 8.63%, 04/08/2022(a)	450,000	429,184
China South City Holdings Ltd.
6.75%, 09/13/2021(a)	600,000	583,500
11.50%, 02/12/2022(a)	700,000	651,000
10.88%, 06/26/2022(a)	700,000	630,838
7.25%, 11/20/2022(a)	400,000	318,483
Chongqing Hechuan City Construction Investment Group Co. Ltd., 6.30%, 07/18/2022(a)	200,000	199,000
Easy Tactic Ltd.
5.75%, 01/13/2022(a)(c)	1,200,000	1,080,000
9.13%, 07/28/2022(a)	600,000	533,250
8.13%, 02/27/2023(a)	900,000	674,990
11.75%, 08/02/2023(a)	750,000	563,420
Fortune Star (BVI) Ltd.
5.95%, 01/29/2023(a)	400,000	407,999
6.75%, 07/02/2023(a)(c)	500,000	518,733
See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
China-(continued)
Fujian Zhanglong Group Co. Ltd., 5.88%, 08/26/2022(a)	$450,000	$468,562
Gemdale Ever Prosperity Investment Ltd., 6.00%, 09/06/2021(a)	600,000	603,000
Guangxi Liuzhou Dongcheng Investment Development Group Co. Ltd., 7.00%, 09/30/2022(a)	600,000	569,998
Hejun Shunze Investment Co. Ltd.
11.00%, 06/04/2022(a)	500,000	150,000
10.40%, 03/09/2023(a)	500,000	153,746
Hong Kong Red Star Macalline Universal Home Furnishings Ltd., 3.38%, 09/21/2022(a)	600,000	541,496
Huai An Traffic Holding Co. Ltd., 6.00%, 09/19/2022(a)	240,000	241,800
Huayuan Property Co. Ltd., 8.50%, 09/27/2021(a)	500,000	485,625
New Metro Global Ltd.
7.50%, 12/16/2021(a)	500,000	508,125
6.50%, 05/20/2022(a)	350,000	353,497
RongXingDa Development BVI Ltd.
8.95%, 01/18/2022(a)	500,000	334,882
8.00%, 04/24/2022(a)	615,000	347,475
Scenery Journey Ltd.
11.50%, 10/24/2022(a)	700,000	277,374
13.00%, 11/06/2022(a)	500,000	198,749
12.00%, 10/24/2023(a)	400,000	142,900
13.75%, 11/06/2023(a)	750,000	289,687
Wanda Properties International Co. Ltd., 7.25%, 01/29/2024(a)	500,000	485,250
Wanda Properties Overseas Ltd.
6.95%, 12/05/2022(a)	700,000	674,623
6.88%, 07/23/2023(a)	500,000	474,984
Yancoal International Resources Development Co. Ltd., 6.00%, 11/29/2021(a)	600,000	608,400
Yango Justice International Ltd., 9.25%, 04/15/2023(a)	500,000	481,875
Yanlord Land HK Co. Ltd., 6.75%, 04/23/2023(a)	500,000	516,216
Zhangzhou Jiulongjiang Group Co. Ltd., 5.60%, 09/10/2022(a)	400,000	414,670
Zijin International Capital Co. Ltd., 5.28%, 10/18/2021(a)	250,000	251,701
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/2022(a)	817,000	860,722
		17,025,754
Colombia-1.51%
Banco Davivienda S.A., 5.88%, 07/09/2022(a)	700,000	721,658
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	477,000	498,224
Banco GNB Sudameris S.A., 7.50%, 07/30/2022(a)	575,000	601,878
Bancolombia S.A., 5.13%, 09/11/2022	550,000	567,991
Gilex Holding S.a.r.l., 8.50%, 05/02/2023(a)(c)	640,000	660,279
Grupo Aval Ltd., 4.75%, 09/26/2022(a)	545,000	558,295
		3,608,325
Costa Rica-0.66%
Banco Nacional de Costa Rica, 6.25%, 11/01/2023(a)	350,000	376,770
	Principal Amount	Value
Costa Rica-(continued)
Costa Rica Government International Bond, 4.25%, 01/26/2023(a)	$700,000	$716,625
Instituto Costarricense de Electricidad, 6.95%, 11/10/2021(a)	490,000	493,435
		1,586,830
Croatia-0.27%
Hrvatska Elektroprivreda, 5.88%, 10/23/2022(a)	600,000	640,998
Cyprus-0.25%
4finance S.A., 10.75%, 05/01/2022(a)	600,000	592,201
Denmark-0.21%
Welltec A/S, 9.50%, 12/01/2022(a)	500,000	498,158
Dominican Republic-0.56%
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/2023(a)	550,000	580,044
Dominican Republic International Bond, 6.60%, 01/28/2024(a)	683,000	754,783
		1,334,827
Egypt-0.93%
Egypt Government International Bond
6.13%, 01/31/2022(a)	600,000	612,053
5.58%, 02/21/2023(a)	600,000	629,281
4.55%, 11/20/2023(a)	684,000	709,350
6.20%, 03/01/2024(a)	250,000	268,419
		2,219,103
El Salvador-0.08%
AES El Salvador Trust II, 6.75%, 03/28/2023(a)	200,000	192,262
Finland-0.21%
Nokia OYJ, 3.38%, 06/12/2022	485,000	496,980
Georgia-0.22%
Bank of Georgia JSC, 6.00%, 07/26/2023(a)	500,000	535,000
Germany-0.56%
Commerzbank AG, 8.13%, 09/19/2023(a)	509,000	578,134
ZF North America Capital, Inc., 4.50%, 04/29/2022(a)	750,000	768,562
		1,346,696
Ghana-0.10%
Ghana Government International Bond, 7.88%, 08/07/2023(a)	230,000	246,798
Greece-0.36%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/2022(a)	1,000,000	868,750
Guatemala-0.51%
Guatemala Government Bond, 5.75%, 06/06/2022(a)	560,000	575,736
Industrial Senior Trust, 5.50%, 11/01/2022(a)	625,000	648,019
		1,223,755
India-3.55%
ABJA Investment Co. Pte. Ltd., 4.45%, 07/24/2023(a)	450,000	460,108
Axis Bank Ltd., 3.00%, 08/08/2022(a)	403,000	410,905
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	600,000	608,509
Delhi International Airport Ltd., 6.13%, 02/03/2022(a)	700,000	702,626

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
India-(continued)
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)	$100,000	$102,262
Greenko Investment Co., 4.88%, 08/16/2023(a)	200,000	202,365
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	612,000	593,703
JSW Steel Ltd.
5.25%, 04/13/2022(a)	600,000	608,620
5.95%, 04/18/2024(a)	250,000	263,496
Manappuram Finance Ltd., 5.90%, 01/13/2023(a)	500,000	514,492
Muthoot Finance Ltd.
6.13%, 10/31/2022(a)	700,000	723,240
4.40%, 09/02/2023(a)	600,000	613,575
ReNew Power Pvt Ltd., 6.45%, 09/27/2022(a)	600,000	616,680
Shriram Transport Finance Co. Ltd.
5.70%, 02/27/2022(a)	600,000	604,498
5.95%, 10/24/2022(a)(c)	565,000	574,049
5.10%, 07/16/2023(a)(c)	600,000	603,588
4.40%, 03/13/2024(a)	278,000	277,514
		8,480,230
Indonesia-1.92%
Alam Synergy Pte. Ltd., 6.63%, 04/24/2022(a)	400,000	382,600
Global Prime Capital Pte. Ltd., 5.50%, 10/18/2023(a)	400,000	406,242
Jababeka International B.V., 6.50%, 10/05/2023(a)	700,000	663,229
PT ABM Investama Tbk, 7.13%, 08/01/2022(a)	600,000	559,800
PT Bayan Resources Tbk, 6.13%, 01/24/2023(a)(c)	600,000	620,139
PT Gajah Tunggal Tbk, 8.38%, 08/10/2022(a)(c)	500,000	511,573
PT Saka Energi Indonesia, 4.45%, 05/05/2024(a)	250,000	230,236
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/2023(a)	800,000	634,033
TBLA International Pte. Ltd., 7.00%, 01/24/2023(a)	600,000	564,150
		4,572,002
Israel-1.26%
Leviathan Bond Ltd., 5.75%, 06/30/2023(a)	507,202	529,511
Teva Pharmaceutical Finance Co. B.V.
2.95%, 12/18/2022(c)	550,000	554,125
Series 2, 3.65%, 11/10/2021	560,000	561,876
Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/2021	610,000	613,895
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/2023(c)	500,000	494,875
6.00%, 04/15/2024(c)	250,000	262,968
		3,017,250
Italy-0.24%
UniCredit S.p.A., 7.83%, 12/04/2023(a)	500,000	577,764
Jamaica-0.13%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/2024(a)	300,000	312,816
Japan-0.40%
SoftBank Group Corp.
5.38%, 07/30/2022(a)	635,000	652,748
5.50%, 04/20/2023(a)	300,000	313,493
		966,241
	Principal Amount	Value
Kuwait-0.21%
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/2023(a)	$500,000	$511,945
Malaysia-0.04%
SD International Sukuk Ltd., 6.30%, 05/09/2022(a)	200,000	86,000
Mexico-2.35%
Alpha Holding S.A. de C.V., 10.00%, 12/19/2022, (Acquired 07/07/2020 - 01/13/2021; Cost $593,595)(a)(d)	650,000	69,069
BBVA Bancomer S.A., 6.75%, 09/30/2022(a)	606,000	642,978
Credito Real, S.A.B. de C.V., SOFOM, E.R., 7.25%, 07/20/2023(a)(c)	300,000	298,779
Grupo Kaltex S.A. de C.V., 8.88%, 04/11/2022(a)	450,000	406,262
Grupo Posadas S.A.B. de C.V., 7.88%, 06/30/2022(a)(e)	400,000	287,964
Metalsa S.A. de C.V., 4.90%, 04/24/2023(a)	505,000	532,424
Petroleos Mexicanos
4.88%, 01/24/2022(c)	420,000	426,388
5.38%, 03/13/2022(c)	420,000	429,923
3.50%, 01/30/2023	584,000	595,300
4.63%, 09/21/2023	585,000	610,240
4.88%, 01/18/2024(c)	771,000	806,389
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)(c)	500,000	498,623
		5,604,339
Mongolia-0.73%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)	400,000	428,486
Mongolia Government International Bond
5.13%, 12/05/2022(a)(c)	526,000	548,372
5.63%, 05/01/2023(a)	500,000	526,875
8.75%, 03/09/2024(a)	200,000	228,826
		1,732,559
Morocco-0.27%
Morocco Government International Bond, 4.25%, 12/11/2022(a)	400,000	419,979
OCP S.A., 5.63%, 04/25/2024(a)	200,000	220,625
		640,604
Namibia-0.25%
Namibia International Bonds, 5.50%, 11/03/2021(a)(c)	600,000	606,314
Nigeria-1.38%
Access Bank PLC, 10.50%, 10/19/2021(a)	750,000	761,910
Fidelity Bank PLC, 10.50%, 10/16/2022(a)	500,000	537,883
Nigeria Government International Bond
5.63%, 06/27/2022	700,000	723,817
6.38%, 07/12/2023(a)	600,000	641,361
United Bank for Africa PLC, 7.75%, 06/08/2022(a)	600,000	621,542
		3,286,513
Oman-0.96%
Bank Muscat SAOG, 4.88%, 03/14/2023(a)	400,000	415,192
Oman Government International Bond
3.88%, 03/08/2022(a)	500,000	506,092
4.13%, 01/17/2023(a)	700,000	718,047
Oztel Holdings SPC Ltd., 5.63%, 10/24/2023(a)	608,000	645,893
		2,285,224

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Pakistan-0.65%
Pakistan Government International Bond, 8.25%, 04/15/2024(a)	$200,000	$216,597
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/2021(a)	617,000	620,332
5.63%, 12/05/2022(a)	700,000	719,845
		1,556,774
Panama-0.50%
Banistmo S.A., 3.65%, 09/19/2022(a)	550,000	558,008
Multibank, Inc., 4.38%, 11/09/2022(a)	625,000	638,669
		1,196,677
Paraguay-0.26%
Paraguay Government International Bond, 4.63%, 01/25/2023(a)	590,000	617,293
Peru-0.90%
Minsur S.A., 6.25%, 02/07/2024(a)	700,000	725,910
San Miguel Industrias Pet S.A., 4.50%, 09/18/2022(a)	710,000	717,931
Volcan Cia Minera S.A.A., Class B, 5.38%, 02/02/2022(a)	700,000	700,844
		2,144,685
Puerto Rico-0.23%
Popular, Inc., 6.13%, 09/14/2023	500,000	540,333
Russia-2.51%
Borets Finance DAC, 6.50%, 04/07/2022(a)	200,000	204,356
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/2021(a)	900,000	911,056
5.55%, 02/14/2023(a)	500,000	522,585
Evraz PLC, 6.75%, 01/31/2022(a)	400,000	412,060
Global Ports Finance PLC, 6.50%, 09/22/2023(a)	400,000	440,299
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	450,000	477,813
O1 Properties Finance PLC, 0.50%, 09/27/2028(a)	500,000	57,950
Petropavlovsk 2016 Ltd., 8.13%, 11/14/2022(a)	300,000	314,407
Polyus Finance PLC
4.70%, 03/28/2022(a)	200,000	205,196
5.25%, 02/07/2023(a)	200,000	212,000
4.70%, 01/29/2024(a)	500,000	535,744
Rusal Capital DAC, 5.13%, 02/02/2022(a)	400,000	406,041
Sberbank of Russia Via SB Capital S.A., 5.13%, 10/29/2022(a)	735,000	768,079
VTB Bank OJSC Via VTB Capital S.A., 6.95%, 10/17/2022(a)	500,000	527,885
		5,995,471
Saudi Arabia-0.17%
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/2022(a)	400,000	409,833
Serbia-0.25%
Serbia International Bond, 7.25%, 09/28/2021(a)	600,000	607,004
Singapore-0.50%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 17.25%, 10/31/2026(a)(f)	702,430	573,727
Marble II Pte. Ltd., 5.30%, 06/20/2022(a)	617,000	617,228
		1,190,955
	Principal Amount	Value
South Africa-2.15%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(a)	$650,000	$678,938
Gold Fields Orogen Holding (BVI) Ltd., 5.13%, 05/15/2024(a)	300,000	325,973
MTN Mauritius Investments Ltd., 5.37%, 02/13/2022(a)	600,000	611,850
Republic of South Africa Government International Bond
5.88%, 05/30/2022	500,000	522,050
4.67%, 01/17/2024	600,000	646,134
Sasol Financing International Ltd., 4.50%, 11/14/2022	637,000	653,084
Sasol Financing USA LLC, 5.88%, 03/27/2024	450,000	477,297
Stillwater Mining Co., 6.13%, 06/27/2022(a)	600,000	599,521
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	600,000	610,694
		5,125,541
Spain-0.22%
Codere Finance 2 (Luxembourg) S.A., 7.13% PIK Rate, 4.50% Cash Rate, 11.63%, 11/01/2023(a)(f)	724,938	521,607
Sri Lanka-0.62%
Sri Lanka Government International Bond
5.75%, 01/18/2022(a)(c)	520,000	489,445
5.88%, 07/25/2022(a)(c)	500,000	426,250
5.75%, 04/18/2023(a)	400,000	293,008
6.85%, 03/14/2024(a)	400,000	262,640
		1,471,343
Supranational-0.22%
Eastern & Southern African Trade & Development Bank (The), 5.38%, 03/14/2022(a)	515,000	526,934
Sweden-0.59%
Stena AB, 7.00%, 02/01/2024(a)	600,000	630,861
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/2022	750,000	772,069
		1,402,930
Tanzania-0.26%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/2022	600,000	623,280
Trinidad-0.27%
Trinidad & Tobago Government International Bond, 4.38%, 01/16/2024(a)	600,000	632,943
Turkey-8.73%
Akbank T.A.S., 5.00%, 10/24/2022(a)	670,000	689,262
Arcelik A.S., 5.00%, 04/03/2023(a)	500,000	519,670
Hazine Mustesarligi Varlik Kiralama A.S.
5.80%, 02/21/2022(a)	700,000	714,785
5.00%, 04/06/2023(a)	500,000	513,031
KOC Holding A.S., 5.25%, 03/15/2023(a)	500,000	518,680
KT Kira Sertifikalari Varlik Kiralama A.S., 5.14%, 11/02/2021(a)	700,000	705,092
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	700,000	718,564
QNB Finansbank A.S., 4.88%, 05/19/2022(a)	600,000	613,470
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	750,000	731,577
T.C. Ziraat Bankasi A.S., 5.13%, 05/03/2022(a)	600,000	611,955
TC Ziraat Bankasi A.S., 5.13%, 09/29/2023(a)	700,000	720,041

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
Turkey Government International Bond
5.13%, 03/25/2022	$600,000	$612,750
6.25%, 09/26/2022	650,000	676,768
3.25%, 03/23/2023	600,000	600,997
7.25%, 12/23/2023	500,000	540,973
5.75%, 03/22/2024	200,000	208,239
Turkiye Garanti Bankasi A.S.
5.25%, 09/13/2022(a)	550,000	568,244
5.88%, 03/16/2023(a)	500,000	525,022
Turkiye Ihracat Kredi Bankasi A.S.
5.00%, 09/23/2021(a)	700,000	705,075
4.25%, 09/18/2022(a)	650,000	661,316
5.38%, 10/24/2023(a)	550,000	568,678
8.25%, 01/24/2024(a)	600,000	654,690
6.13%, 05/03/2024(a)	200,000	208,537
Turkiye Is Bankasi A.S.
5.38%, 10/06/2021(a)	600,000	604,329
5.50%, 04/21/2022(a)	600,000	613,980
6.00%, 10/24/2022(a)	700,000	720,387
6.13%, 04/25/2024(a)	300,000	312,897
Turkiye Sinai Kalkinma Bankasi A.S., 5.50%, 01/16/2023(a)	500,000	513,711
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a)	600,000	606,685
5.63%, 05/30/2022(a)	600,000	614,908
6.00%, 11/01/2022(a)	400,000	410,739
5.75%, 01/30/2023(a)	750,000	775,312
8.13%, 03/28/2024(a)	200,000	218,458
Yapi ve Kredi Bankasi A.S.
5.75%, 02/24/2022(a)	700,000	714,864
5.50%, 12/06/2022(a)	500,000	513,125
6.10%, 03/16/2023(a)	600,000	624,610
		20,831,421
Ukraine-1.74%
Kernel Holding S.A., 8.75%, 01/31/2022(a)	700,000	723,720
Metinvest B.V., 7.75%, 04/23/2023(a)	540,000	577,619
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.38%, 07/19/2022(a)	200,000	206,144
Ukraine Government International Bond
7.75%, 09/01/2021(a)	750,000	754,417
7.75%, 09/01/2022(a)	500,000	523,547
7.75%, 09/01/2023(a)	700,000	751,600
8.99%, 02/01/2024(a)	550,000	607,187
		4,144,234
United Arab Emirates-1.12%
Alpha Star Holding III Ltd., 6.25%, 04/20/2022(a)	800,000	812,384
Alpha Star Holding V Ltd., 6.63%, 04/18/2023(a)	654,000	653,990
DAE Funding LLC
5.25%, 11/15/2021(a)	600,000	606,834
4.50%, 08/01/2022(a)	600,000	600,000
		2,673,208
United Kingdom-0.70%
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	550,000	552,612
	Principal Amount	Value
United Kingdom-(continued)
Mclaren Finance PLC, 5.75%, 08/01/2022(a)	$600,000	$600,000
Modulaire Global Finance PLC, 8.00%, 02/15/2023(a)	500,000	515,375
		1,667,987
United States-34.26%
24 Hour Fitness Worldwide, Inc., 8.00%, 06/01/2022(a)(e)(g)(h)	150,000	0
ADT Security Corp. (The)
3.50%, 07/15/2022	578,000	594,184
4.13%, 06/15/2023	550,000	580,937
Advanced Micro Devices, Inc., 7.50%, 08/15/2022	510,000	544,481
Ahern Rentals, Inc., 7.38%, 05/15/2023(a)	500,000	454,770
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(a)	500,000	513,268
American Airlines Group, Inc., 5.00%, 06/01/2022(a)	515,000	514,356
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	300,000	328,169
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(a)	600,000	603,267
APX Group, Inc., 7.63%, 09/01/2023	190,000	195,080
Ashland LLC, 4.75%, 08/15/2022(c)	899,000	924,087
Avient Corp., 5.25%, 03/15/2023	500,000	532,997
Ball Corp.
5.00%, 03/15/2022	624,000	640,127
4.00%, 11/15/2023	500,000	531,700
Bath & Body Works, Inc., 5.63%, 10/15/2023	554,000	608,381
Bonanza Creek Energy, Inc., 7.50%, 04/30/2026	64,201	64,907
Brinker International, Inc., 3.88%, 05/15/2023	500,000	516,932
Calumet Specialty Products Partners L.P./Calumet Finance Corp.
7.63%, 01/15/2022	314,000	314,601
7.75%, 04/15/2023	500,000	496,885
Carnival Corp., 11.50%, 04/01/2023(a)	800,000	903,000
Carpenter Technology Corp., 4.45%, 03/01/2023(c)	450,000	470,219
CF Industries, Inc., 3.45%, 06/01/2023(c)	550,000	570,889
CIT Group, Inc.
5.00%, 08/15/2022	520,000	542,818
5.00%, 08/01/2023	400,000	433,086
4.75%, 02/16/2024	500,000	540,262
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	500,000	495,378
Cogent Communications Group, Inc., 5.38%, 03/01/2022(a)	359,000	364,591
Commercial Metals Co., 4.88%, 05/15/2023	464,000	488,645
Continental Resources, Inc., 4.50%, 04/15/2023	500,000	520,695
CoreCivic, Inc., 4.63%, 05/01/2023(c)	463,000	467,917
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	573,000	598,842
CSC Holdings LLC
6.75%, 11/15/2021	614,000	624,932
5.88%, 09/15/2022	625,000	654,581
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.25%, 08/15/2022	200,000	197,000
DCP Midstream Operating L.P.
4.95%, 04/01/2022	550,000	557,197
3.88%, 03/15/2023	500,000	514,537

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
United States-(continued)
Delta Air Lines, Inc.
3.63%, 03/15/2022	$600,000	$604,601
3.80%, 04/19/2023(c)	500,000	516,225
Diebold Nixdorf, Inc., 8.50%, 04/15/2024(c)	430,000	439,021
DISH DBS Corp.
5.88%, 07/15/2022(c)	602,000	623,822
5.00%, 03/15/2023(c)	601,000	626,693
EMC Corp., 3.38%, 06/01/2023	400,000	414,272
Encompass Health Corp., 5.13%, 03/15/2023	239,000	241,145
EnerSys, 5.00%, 04/30/2023(a)	300,000	314,067
EnLink Midstream Partners L.P., 4.40%, 04/01/2024	200,000	210,478
EQM Midstream Partners L.P., 4.75%, 07/15/2023	589,000	615,078
EQT Corp., 3.00%, 10/01/2022(c)	593,000	602,153
Ford Motor Co., 8.50%, 04/21/2023	560,000	622,429
Ford Motor Credit Co. LLC
3.81%, 10/12/2021	600,000	603,579
5.60%, 01/07/2022	500,000	508,863
3.55%, 10/07/2022	400,000	409,450
3.35%, 11/01/2022	500,000	512,525
3.09%, 01/09/2023	450,000	459,070
4.14%, 02/15/2023	450,000	466,898
3.37%, 11/17/2023	650,000	674,375
5.58%, 03/18/2024	200,000	218,210
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	533,000	537,690
3.88%, 03/15/2023	500,000	518,887
Fresh Market, Inc. (The), 9.75%, 05/01/2023(a)	597,000	617,223
FS Energy and Power Fund, 7.50%, 08/15/2023(a)	864,000	899,091
Gap, Inc. (The), 8.38%, 05/15/2023(a)	500,000	559,375
Genworth Holdings, Inc.
4.90%, 08/15/2023	515,000	518,239
4.80%, 02/15/2024(c)	500,000	498,778
GEO Group, Inc. (The), 5.13%, 04/01/2023	623,000	588,433
Goodman Networks, Inc., 8.00%, 05/11/2022(i)	98,659	40,450
Graphic Packaging International LLC, 4.88%, 11/15/2022	624,000	651,153
Hanesbrands, Inc., 4.63%, 05/15/2024(a)	250,000	265,129
HCA, Inc.
4.75%, 05/01/2023	500,000	535,231
5.88%, 05/01/2023	605,000	655,708
Ingram Micro, Inc., 5.00%, 08/10/2022	600,000	614,363
Jacobs Entertainment, Inc., 7.88%, 02/01/2024(a)	80,000	83,439
KB Home
7.00%, 12/15/2021	600,000	605,925
7.50%, 09/15/2022	617,000	660,964
7.63%, 05/15/2023	500,000	538,150
Kraft Heinz Foods Co. (The), 3.50%, 06/06/2022(c)	598,000	612,910
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/2022(a)	69,000	69,182
Lennar Corp.
4.13%, 01/15/2022	600,000	604,413
4.75%, 11/15/2022	535,000	557,740
4.88%, 12/15/2023(c)	500,000	543,780
LSB Industries, Inc., 9.63%, 05/01/2023(a)	500,000	517,840
Lumen Technologies, Inc.
Series T, 5.80%, 03/15/2022	735,000	755,139
	Principal Amount	Value
United States-(continued)
Series W, 6.75%, 12/01/2023	$500,000	$554,115
Series Y, 7.50%, 04/01/2024	200,000	225,207
Macy’s Retail Holdings LLC
3.88%, 01/15/2022	270,000	271,785
2.88%, 02/15/2023	500,000	504,960
Mattel, Inc., 3.15%, 03/15/2023	500,000	511,915
MDC Holdings, Inc., 5.50%, 01/15/2024	500,000	548,097
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	275,000	298,008
MGM Resorts International
7.75%, 03/15/2022	594,000	616,554
6.00%, 03/15/2023	536,000	567,042
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/01/2022(a)	500,000	469,200
Molina Healthcare, Inc., 5.38%, 11/15/2022	650,000	679,117
Navient Corp.
6.50%, 06/15/2022	651,000	680,972
5.50%, 01/25/2023	750,000	787,534
7.25%, 09/25/2023	598,000	659,255
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/2021(a)	650,000	533,829
Netflix, Inc., 5.50%, 02/15/2022	500,000	513,750
Newell Brands, Inc., 4.00%, 06/15/2022	600,000	612,357
Newmark Group, Inc., 6.13%, 11/15/2023(c)	536,000	582,608
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	626,000	597,085
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(a)(e)	500,000	650
NortonLifeLock, Inc., 3.95%, 06/15/2022	536,000	545,927
NuStar Logistics L.P., 4.75%, 02/01/2022	662,000	666,459
Occidental Petroleum Corp.
3.13%, 02/15/2022	548,000	547,836
2.70%, 08/15/2022(c)	500,000	506,148
2.70%, 02/15/2023	484,000	489,767
OneMain Finance Corp.
6.13%, 05/15/2022	600,000	625,632
5.63%, 03/15/2023	500,000	529,422
8.25%, 10/01/2023	375,000	426,398
Ovintiv, Inc., 3.90%, 11/15/2021	475,000	475,041
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/2023(a)	500,000	537,270
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	783,000	759,510
Peabody Energy Corp., 6.00%, 03/31/2022(a)	200,000	194,862
Pitney Bowes, Inc., 4.63%, 03/15/2024	250,000	262,813
Pyxus Holdings, Inc., 10.00%, 08/24/2024(c)	510,625	451,742
QEP Resources, Inc.
5.38%, 10/01/2022	600,000	622,887
5.25%, 05/01/2023	125,000	131,563
QVC, Inc.
4.38%, 03/15/2023	385,000	405,134
4.85%, 04/01/2024	250,000	271,370
Qwest Corp., 6.75%, 12/01/2021	600,000	611,625
Range Resources Corp.
5.00%, 08/15/2022	600,000	613,926
5.00%, 03/15/2023(c)	500,000	518,145
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/2023(a)	500,000	521,500

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
United States-(continued)
Royal Caribbean Cruises Ltd., 5.25%, 11/15/2022	$700,000	$719,992
Sealed Air Corp., 4.88%, 12/01/2022(a)	455,000	473,182
Sensata Technologies B.V., 4.88%, 10/15/2023(a)	484,000	519,332
Service Properties Trust
5.00%, 08/15/2022	602,000	611,825
4.50%, 06/15/2023(c)	539,000	551,801
4.65%, 03/15/2024	250,000	255,178
Sirius XM Radio, Inc., 3.88%, 08/01/2022(a)	500,000	500,000
SM Energy Co., 5.00%, 01/15/2024	581,000	579,147
Spirit AeroSystems, Inc., 3.95%, 06/15/2023(c)	501,000	510,093
Sprint Communications, Inc.
11.50%, 11/15/2021	600,000	618,864
6.00%, 11/15/2022	400,000	424,280
Sprint Corp.
7.25%, 09/15/2021	650,000	655,112
7.88%, 09/15/2023	460,000	521,093
SSL Robotics LLC, 9.75%, 12/31/2023(a)	500,000	551,255
Starwood Property Trust, Inc.
5.00%, 12/15/2021	600,000	602,790
5.50%, 11/01/2023(a)	500,000	525,000
Stellantis N.V., 5.25%, 04/15/2023	615,000	661,085
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(a)	500,000	531,872
Tenet Healthcare Corp., 6.75%, 06/15/2023	565,000	613,731
TerraForm Power Operating LLC, 4.25%, 01/31/2023(a)	500,000	514,562
T-Mobile USA, Inc., 4.00%, 04/15/2022	599,000	610,046
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(a)	500,000	512,175
Toll Brothers Finance Corp.
5.88%, 02/15/2022	700,000	710,696
4.38%, 04/15/2023	699,000	730,140
Travel + Leisure Co.
4.25%, 03/01/2022	667,000	672,079
3.90%, 03/01/2023	620,000	631,306
TRU Taj LLC, 0.00%, 08/15/2021(h)(j)	48,000	6,584
United Airlines Holdings, Inc.
4.25%, 10/01/2022	600,000	610,923
5.00%, 02/01/2024	526,000	546,217
Vericast Corp., 8.38%, 08/15/2022(a)	350,000	357,464
Voyager Aviation Holdings LLC/Voyager Finance Co., 9.00%, 08/15/2021(a)	500,000	342,293
W&T Offshore, Inc., 9.75%, 11/01/2023(a)	600,000	576,654
Western Midstream Operating L.P., 4.00%, 07/01/2022	300,000	303,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(a)	570,000	584,962
Xerox Corp.
4.07%, 03/17/2022	600,000	610,692
3.80%, 05/15/2024	250,000	262,046
Yum! Brands, Inc.
3.75%, 11/01/2021(c)	600,000	600,000
3.88%, 11/01/2023(c)	581,000	616,098
		81,788,865
	Principal Amount	Value
Zambia-0.46%
First Quantum Minerals Ltd.
7.25%, 04/01/2023(a)	$500,000	$510,000
6.50%, 03/01/2024(a)	250,000	255,244
Zambia Government International Bond, 5.38%, 09/20/2022(a)	500,000	322,087
		1,087,331
Total U.S. Dollar Denominated Bonds & Notes (Cost $232,025,562)		228,120,635
	Shares
Common Stocks & Other Equity Interests-0.15%
United States-0.15%
Bonanza Creek Energy, Inc.	5,979	230,012
Goodman Networks, Inc.(h)(i)(k)	6,207	0
PetroQuest Energy, Inc.(k)	28,971	12,313
Premier Brands Group Holdings LLC(k)(l)	3,222	3,222
Premier Brands Group Holdings LLC, Wts., expiring 03/21/2024(k)(l)	10,096	1,767
TRU Taj LLC/TRU Taj Finance, Inc.(h)(k)	2,156	21,038
Unit Corp.(k)	5,174	98,311
Total Common Stocks & Other Equity Interests (Cost $641,870)		366,663

Preferred Stocks-0.10%
Goodman Networks, Inc., Series A-1, Pfd., 0.00%(h)(i)	7,385	0
Guitar Center, Pfd., 0.00%(m)	2,000	230,000
Guitar Center, Pfd., 0.00%(m)	24	1,440
Total Preferred Stocks (Cost $623,350)		231,440
	Principal Amount
Variable Rate Senior Loan Interests-0.02%(n)(o)
Hornbeck Offshore Services, Inc., Second Lien Term Loan, 11.50%, 02/07/2025(h) (Cost $483,969)	$589,900	50,141
	Shares
Money Market Funds-1.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(p)(q) (Cost $3,972,518)	3,972,518	3,972,518
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.49% (Cost $237,747,269)		232,741,397
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.94%
Invesco Private Government Fund, 0.02%(p)(q)(r)	4,257,221	4,257,221

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(p)(q)(r)	9,929,948	$9,933,920
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,191,141)		14,191,141
TOTAL INVESTMENTS IN SECURITIES-103.43% (Cost $251,938,410)		246,932,538
OTHER ASSETS LESS LIABILITIES-(3.43)%		(8,198,543)
NET ASSETS-100.00%		$238,733,995
Investment Abbreviations:
Pfd.-Preferred
PIK-Pay-in-Kind
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $143,762,742, which represented 60.22% of the Fund’s Net Assets.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Restricted security. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2021 was $288,614, which represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Acquired as part of the Goodman Networks, Inc. reorganization.
(j)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(k)	Non-income producing security.
(l)	Acquired as part of the Nine West Holding, Inc. reorganization.
(m)	Acquired as part of the Guitar Center, Inc. reorganization.
(n)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(o)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,303,011	$69,076,655	$(71,407,148)	$-	$-	$3,972,518	$1,044
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,964,224	21,874,326	(19,581,329)	-	-	4,257,221	389*
Invesco Private Prime Fund	2,946,336	35,784,097	(28,796,888)	(51)	426	9,933,920	5,271*
Total	$11,213,571	$126,735,078	$(119,785,365)	$(51)	$426	$18,163,659	$6,704

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2021
(Unaudited)
(q)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
July 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-99.03%(a)
Australia-1.39%
APT Pipelines Ltd., 3.50%, 03/22/2030(b)	GBP	100,000	$156,926
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	100,000	124,465
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	250,000	492,116
Glencore Finance (Europe) Ltd.
1.88%, 09/13/2023(b)	EUR	100,000	123,065
3.13%, 03/26/2026(b)	GBP	100,000	148,870
National Australia Bank Ltd.
1.25%, 05/18/2026(b)	EUR	100,000	127,102
1.38%, 08/30/2028(b)	EUR	100,000	130,738
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD	250,000	182,031
Telstra Corp. Ltd., 2.50%, 09/15/2023	EUR	50,000	62,874
			1,548,187
Belgium-2.26%
Anheuser-Busch InBev S.A./N.V.
2.70%, 03/31/2026(b)	EUR	100,000	134,421
1.15%, 01/22/2027(b)	EUR	200,000	252,987
1.13%, 07/01/2027(b)	EUR	100,000	126,704
2.13%, 12/02/2027(b)	EUR	100,000	134,248
2.00%, 03/17/2028(b)	EUR	200,000	267,959
2.25%, 05/24/2029(b)	GBP	200,000	296,042
1.50%, 04/18/2030(b)	EUR	100,000	130,990
1.65%, 03/28/2031(b)	EUR	100,000	132,646
2.88%, 04/02/2032(b)	EUR	100,000	147,382
2.75%, 03/17/2036(b)	EUR	200,000	296,463
2.85%, 05/25/2037(b)	GBP	150,000	234,332
3.70%, 04/02/2040(b)	EUR	150,000	250,755
KBC Group N.V., 1.13%, 01/25/2024(b)	EUR	100,000	122,854
			2,527,783
Canada-15.68%
Bank of Montreal
2.89%, 06/20/2023	CAD	550,000	458,608
2.85%, 03/06/2024	CAD	450,000	377,036
2.28%, 07/29/2024	CAD	400,000	330,930
2.37%, 02/03/2025	CAD	350,000	290,703
3.19%, 03/01/2028	CAD	550,000	485,395
Bank of Nova Scotia (The)
2.38%, 05/01/2023	CAD	800,000	657,807
2.29%, 06/28/2024	CAD	450,000	374,136
2.49%, 09/23/2024	CAD	350,000	291,458
2.16%, 02/03/2025	CAD	400,000	330,102
2.62%, 12/02/2026	CAD	350,000	298,418
1.40%, 11/01/2027	CAD	350,000	274,954
3.10%, 02/02/2028	CAD	450,000	394,736
Bell Canada
2.70%, 02/27/2024	CAD	200,000	165,898
3.35%, 03/12/2025	CAD	400,000	340,380
3.80%, 08/21/2028	CAD	200,000	177,028
2.50%, 05/14/2030	CAD	250,000	200,771
3.00%, 03/17/2031	CAD	300,000	248,331
3.50%, 09/30/2050	CAD	350,000	263,888
Canadian Imperial Bank of Commerce
3.29%, 01/15/2024	CAD	300,000	253,365
2.35%, 08/28/2024	CAD	350,000	290,142
2.00%, 04/17/2025	CAD	450,000	369,087
3.30%, 05/26/2025	CAD	450,000	389,664
1.10%, 01/19/2026	CAD	200,000	157,531
	Principal Amount		Value
Canada-(continued)
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	300,000	$255,086
Enbridge, Inc., 2.99%, 10/03/2029	CAD	300,000	251,445
Federation des Caisses Desjardins du Quebec
2.42%, 10/04/2024	CAD	300,000	249,275
1.09%, 01/21/2026	CAD	300,000	236,200
HSBC Bank Canada
2.25%, 09/15/2022	CAD	300,000	244,750
3.25%, 09/15/2023	CAD	300,000	251,824
National Bank of Canada
2.98%, 03/04/2024	CAD	200,000	168,078
2.55%, 07/12/2024	CAD	300,000	249,986
Ontario Teachers’ Finance Trust
0.50%, 05/06/2025(b)	EUR	150,000	183,487
0.10%, 05/19/2028(b)	EUR	200,000	240,064
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	350,000	302,394
3.25%, 05/01/2029	CAD	300,000	253,445
Royal Bank of Canada
3.30%, 09/26/2023	CAD	450,000	378,577
2.33%, 12/05/2023	CAD	300,000	248,812
2.35%, 07/02/2024	CAD	450,000	373,065
0.13%, 07/23/2024(b)	EUR	100,000	120,048
2.61%, 11/01/2024	CAD	550,000	460,081
1.94%, 05/01/2025	CAD	300,000	245,748
1.59%, 05/04/2026	CAD	300,000	241,300
2.33%, 01/28/2027	CAD	550,000	456,539
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD	350,000	378,360
Suncor Energy, Inc., 5.00%, 04/09/2030	CAD	300,000	285,549
TELUS Corp.
3.35%, 04/01/2024	CAD	250,000	210,553
Series CY, 3.30%, 05/02/2029	CAD	200,000	171,800
Thomson Reuters Corp., 2.24%, 05/14/2025	CAD	300,000	247,509
Toronto-Dominion Bank (The)
1.91%, 07/18/2023	CAD	400,000	327,870
2.85%, 03/08/2024	CAD	400,000	335,369
0.38%, 04/25/2024(b)	EUR	100,000	120,782
3.23%, 07/24/2024	CAD	450,000	384,269
2.50%, 12/02/2024	CAD	450,000	375,568
1.94%, 03/13/2025	CAD	450,000	368,832
1.13%, 12/09/2025	CAD	500,000	395,819
1.89%, 03/08/2028	CAD	300,000	242,209
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	450,000	395,177
4.18%, 07/03/2048(b)	CAD	250,000	208,275
4.34%, 10/15/2049	CAD	300,000	256,633
			17,535,146
China-0.11%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	118,912
Denmark-0.80%
Carlsberg Breweries A/S, 2.50%, 05/28/2024(b)	EUR	100,000	127,199
Danske Bank A/S
0.88%, 05/22/2023(b)	EUR	100,000	120,892
0.63%, 05/26/2025(b)	EUR	100,000	122,123
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount		Value
Denmark-(continued)
Orsted A/S
4.88%, 01/12/2032(b)	GBP	100,000	$184,845
5.75%, 04/09/2040(b)	GBP	150,000	341,302
			896,361
Finland-0.49%
Fortum OYJ, 2.25%, 09/06/2022(b)	EUR	150,000	182,867
Nordea Bank Abp, 0.50%, 05/14/2027(b)	EUR	100,000	123,112
OP Corporate Bank PLC
0.50%, 08/12/2025(b)	EUR	100,000	122,258
0.10%, 11/16/2027(b)	EUR	100,000	119,860
			548,097
France-18.30%
Action Logement Services, 0.50%, 10/30/2034(b)	EUR	100,000	120,737
Aeroports de Paris
2.13%, 10/02/2026(b)	EUR	100,000	132,408
2.75%, 04/02/2030(b)	EUR	100,000	143,890
Airbus SE
1.38%, 06/09/2026(b)	EUR	100,000	126,939
1.63%, 06/09/2030(b)	EUR	100,000	131,552
2.38%, 04/07/2032(b)	EUR	100,000	140,516
2.38%, 06/09/2040(b)	EUR	100,000	143,704
Autoroutes du Sud de la France S.A.
1.25%, 01/18/2027(b)	EUR	100,000	128,027
1.38%, 01/22/2030(b)	EUR	100,000	132,562
1.38%, 02/21/2031(b)	EUR	100,000	132,937
Banque Federative du Credit Mutuel S.A.
3.00%, 05/21/2024(b)	EUR	100,000	129,038
1.25%, 01/14/2025(b)	EUR	100,000	124,697
0.75%, 07/17/2025(b)	EUR	100,000	123,007
3.00%, 09/11/2025(b)	EUR	100,000	132,726
1.63%, 01/19/2026(b)	EUR	100,000	128,138
2.38%, 03/24/2026(b)	EUR	100,000	130,309
0.01%, 05/11/2026(b)	EUR	100,000	119,347
0.75%, 06/08/2026(b)	EUR	100,000	123,543
1.25%, 05/26/2027(b)	EUR	100,000	127,569
0.25%, 07/19/2028(b)	EUR	100,000	118,125
0.63%, 11/03/2028(b)	EUR	100,000	120,993
1.75%, 03/15/2029(b)	EUR	100,000	131,193
1.88%, 06/18/2029(b)	EUR	100,000	129,982
0.75%, 01/17/2030(b)	EUR	100,000	121,965
1.25%, 06/03/2030(b)	EUR	100,000	126,853
0.63%, 02/21/2031(b)	EUR	200,000	239,878
BNP Paribas S.A.
1.13%, 10/10/2023(b)	EUR	100,000	122,377
2.38%, 02/17/2025(b)	EUR	100,000	128,372
1.50%, 11/17/2025(b)	EUR	100,000	126,463
3.38%, 01/23/2026(b)	GBP	300,000	456,223
1.13%, 06/11/2026(b)	EUR	100,000	124,759
0.13%, 09/04/2026(b)	EUR	100,000	119,058
1.88%, 12/14/2027(b)	GBP	200,000	285,721
1.50%, 05/25/2028(b)	EUR	100,000	131,298
1.38%, 05/28/2029(b)	EUR	100,000	128,070
1.63%, 07/02/2031(b)	EUR	100,000	126,756
1.25%, 07/13/2031(b)	GBP	200,000	265,806
0.63%, 12/03/2032(b)	EUR	100,000	118,324
Bouygues S.A., 1.13%, 07/24/2028(b)	EUR	100,000	128,466
BPCE S.A.
1.13%, 01/18/2023(b)	EUR	100,000	121,081
4.63%, 07/18/2023(b)	EUR	100,000	129,782
	Principal Amount		Value
France-(continued)
0.88%, 01/31/2024(b)	EUR	100,000	$121,959
1.00%, 07/15/2024(b)	EUR	100,000	123,246
0.63%, 09/26/2024(b)	EUR	100,000	121,488
0.63%, 04/28/2025(b)	EUR	100,000	122,253
0.25%, 01/15/2026(b)	EUR	200,000	241,323
0.50%, 02/24/2027(b)	EUR	100,000	120,859
1.00%, 10/05/2028(b)	EUR	100,000	126,813
5.25%, 04/16/2029(b)	GBP	200,000	346,403
0.25%, 01/14/2031(b)	EUR	100,000	118,058
0.75%, 03/03/2031(b)	EUR	100,000	121,054
Capgemini SE
2.00%, 04/15/2029(b)	EUR	200,000	271,696
2.38%, 04/15/2032(b)	EUR	100,000	143,221
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	137,853
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR	100,000	137,815
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	100,000	136,912
CNP Assurances, 1.88%, 10/20/2022(b)	EUR	100,000	121,502
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	100,000	129,539
2.13%, 07/29/2032(b)	EUR	100,000	139,191
Credit Agricole Assurances S.A., 2.00%, 07/17/2030(b)	EUR	100,000	127,125
Credit Agricole S.A.
0.50%, 06/24/2024(b)	EUR	100,000	121,070
1.38%, 03/13/2025(b)	EUR	100,000	124,889
2.70%, 07/15/2025	EUR	100,000	129,168
0.38%, 10/21/2025(b)	EUR	100,000	120,934
3.13%, 02/05/2026(b)	EUR	100,000	136,513
1.25%, 04/14/2026(b)	EUR	200,000	253,591
1.88%, 12/20/2026(b)	EUR	200,000	260,091
1.38%, 05/03/2027(b)	EUR	200,000	257,140
0.13%, 12/09/2027	EUR	100,000	118,315
0.38%, 04/20/2028(b)	EUR	100,000	119,168
1.75%, 03/05/2029(b)	EUR	200,000	262,406
1.00%, 07/03/2029(b)	EUR	100,000	127,379
0.88%, 01/14/2032(b)	EUR	100,000	122,862
Danone S.A., 1.21%, 11/03/2028(b)	EUR	100,000	129,820
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	100,000	122,686
ELO SACA, 2.88%, 01/29/2026(b)	EUR	200,000	265,493
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	100,000	133,167
7.00%, 10/30/2028	GBP	100,000	193,847
5.00%, 10/01/2060(b)	GBP	250,000	606,041
EssilorLuxottica S.A.
0.38%, 01/05/2026(b)	EUR	100,000	122,260
0.38%, 11/27/2027(b)	EUR	200,000	245,368
0.50%, 06/05/2028(b)	EUR	100,000	123,712
0.75%, 11/27/2031(b)	EUR	100,000	125,974
HSBC Continental Europe S.A.
0.60%, 03/20/2023(b)	EUR	100,000	120,639
0.25%, 05/17/2024(b)	EUR	100,000	120,617
0.10%, 09/03/2027(b)	EUR	100,000	119,358
LVMH Moet Hennessy Louis Vuitton SE
1.13%, 02/11/2027(b)	GBP	200,000	281,463
0.13%, 02/11/2028(b)	EUR	200,000	243,054
0.38%, 02/11/2031(b)	EUR	200,000	246,277
Orange S.A.
1.38%, 03/20/2028(b)	EUR	100,000	129,759

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount		Value
France-(continued)
8.13%, 11/20/2028(b)	GBP	100,000	$204,988
2.00%, 01/15/2029(b)	EUR	100,000	136,106
1.38%, 01/16/2030(b)	EUR	100,000	131,450
1.88%, 09/12/2030(b)	EUR	100,000	137,118
3.25%, 01/15/2032(b)	GBP	200,000	320,871
0.50%, 09/04/2032(b)	EUR	100,000	121,188
8.13%, 01/28/2033	EUR	100,000	221,726
5.63%, 01/23/2034	GBP	150,000	300,696
5.38%, 11/22/2050(b)	GBP	100,000	236,356
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	200,000	271,928
RTE Reseau de Transport d’Electricite SADIR, 1.63%, 11/27/2025(b)	EUR	100,000	127,714
Sanofi
1.50%, 04/01/2030(b)	EUR	100,000	134,323
Series 12FX, 1.38%, 03/21/2030(b)	EUR	100,000	132,982
Series 20FX, 1.88%, 03/21/2038(b)	EUR	100,000	147,986
Societe Generale S.A.
0.75%, 05/26/2023(b)	EUR	100,000	121,127
1.25%, 02/15/2024(b)	EUR	200,000	245,968
1.13%, 01/23/2025(b)	EUR	100,000	123,291
2.63%, 02/27/2025(b)	EUR	100,000	129,180
0.13%, 02/24/2026(b)	EUR	100,000	120,048
0.75%, 01/25/2027(b)	EUR	100,000	121,517
0.13%, 02/18/2028(b)	EUR	100,000	118,795
2.13%, 09/27/2028(b)	EUR	100,000	132,223
1.75%, 03/22/2029(b)	EUR	100,000	129,240
1.25%, 06/12/2030(b)	EUR	100,000	124,822
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	200,000	276,318
TotalEnergies Capital International S.A.
1.49%, 04/08/2027(b)	EUR	100,000	129,329
0.75%, 07/12/2028(b)	EUR	200,000	249,826
1.38%, 10/04/2029(b)	EUR	100,000	131,350
1.99%, 04/08/2032(b)	EUR	100,000	140,225
UNEDIC ASSEO, 0.10%, 05/25/2034(b)	EUR	200,000	235,519
Veolia Environnement S.A., 6.13%, 10/29/2037	GBP	200,000	443,344
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	100,000	137,256
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	250,000	358,312
			20,457,684
Germany-13.43%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	200,000	437,167
Aroundtown S.A., 0.00%, 07/16/2026(b)	EUR	100,000	117,553
BASF SE, 0.25%, 06/05/2027(b)	EUR	100,000	122,135
Bayer AG
0.38%, 07/06/2024(b)	EUR	200,000	241,121
0.75%, 01/06/2027(b)	EUR	200,000	244,447
0.38%, 01/12/2029(b)	EUR	100,000	118,446
1.13%, 01/06/2030(b)	EUR	100,000	124,384
1.38%, 07/06/2032(b)	EUR	100,000	124,873
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	200,000	253,320
2.13%, 12/15/2029(b)	EUR	100,000	134,360
BMW Finance N.V.
0.38%, 07/10/2023(b)	EUR	100,000	120,325
1.00%, 11/14/2024(b)	EUR	100,000	123,722
0.00%, 01/11/2026(b)	EUR	146,000	174,858
1.50%, 02/06/2029(b)	EUR	200,000	264,727
	Principal Amount		Value
Germany-(continued)
Commerzbank AG
0.50%, 08/28/2023(b)	EUR	100,000	$120,478
0.63%, 08/28/2024(b)	EUR	100,000	121,622
1.00%, 03/04/2026(b)	EUR	100,000	124,407
0.50%, 12/04/2026(b)	EUR	100,000	121,644
Daimler AG
1.40%, 01/12/2024(b)	EUR	100,000	123,487
1.50%, 03/09/2026(b)	EUR	100,000	127,847
0.38%, 11/08/2026(b)	EUR	100,000	121,800
1.38%, 05/11/2028(b)(c)	EUR	100,000	129,061
1.50%, 07/03/2029(b)	EUR	100,000	131,243
0.75%, 09/10/2030(b)	EUR	100,000	124,984
1.13%, 11/06/2031(b)	EUR	100,000	127,597
0.75%, 03/11/2033(b)	EUR	100,000	122,902
2.13%, 07/03/2037(b)	EUR	100,000	142,501
Daimler International Finance B.V.
2.00%, 09/04/2023(b)	GBP	200,000	286,024
0.25%, 11/06/2023(b)	EUR	100,000	119,938
0.88%, 04/09/2024(b)	EUR	100,000	122,312
0.85%, 02/28/2025(b)	EUR	100,000	123,329
2.63%, 04/07/2025(b)	EUR	100,000	131,146
1.00%, 11/11/2025(b)	EUR	100,000	124,787
1.38%, 06/26/2026(b)	EUR	100,000	127,832
2.00%, 08/22/2026(b)	EUR	100,000	131,552
0.63%, 05/06/2027(b)	EUR	125,000	154,123
Deutsche Bahn Finance GmbH
1.00%, 12/17/2027	EUR	100,000	127,656
1.13%, 12/18/2028(b)	EUR	100,000	129,851
0.63%, 04/15/2036(b)(c)	EUR	200,000	239,543
0.63%, 12/08/2050(b)	EUR	100,000	113,308
1.13%, 05/29/2051(b)	EUR	100,000	126,390
Deutsche Bank AG
2.38%, 01/11/2023(b)	EUR	100,000	123,198
1.13%, 08/30/2023(b)	EUR	100,000	122,004
3.88%, 02/12/2024(b)	GBP	100,000	148,666
2.63%, 12/16/2024(b)	GBP	200,000	290,842
1.63%, 01/20/2027(b)	EUR	100,000	125,906
Deutsche Telekom AG
0.50%, 07/05/2027(b)	EUR	100,000	122,910
1.75%, 03/25/2031(b)	EUR	100,000	135,935
Deutsche Telekom International Finance B.V.
1.38%, 01/30/2027(b)	EUR	100,000	128,325
1.50%, 04/03/2028(b)	EUR	157,000	204,573
2.00%, 12/01/2029(b)	EUR	100,000	137,247
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	100,000	130,819
6.25%, 06/03/2030(b)	GBP	200,000	380,978
6.38%, 06/07/2032	GBP	200,000	399,971
4.75%, 01/31/2034(b)	GBP	200,000	362,921
5.88%, 10/30/2037(b)	GBP	250,000	525,295
6.75%, 01/27/2039(b)	GBP	100,000	231,719
6.13%, 07/06/2039(b)	GBP	200,000	440,962
E.ON SE, 0.38%, 09/29/2027(b)	EUR	100,000	121,707
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	117,017
HeidelbergCement AG, 1.50%, 02/07/2025(b)	EUR	100,000	125,202
HeidelbergCement Finance Luxembourg S.A., 1.63%, 04/07/2026(b)	EUR	100,000	127,499

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(b)	EUR	100,000	$121,516
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 05/12/2025(b)	EUR	100,000	121,728
SAP SE
1.75%, 02/22/2027(b)	EUR	100,000	130,946
1.25%, 03/10/2028(b)	EUR	100,000	129,437
1.63%, 03/10/2031(b)	EUR	100,000	135,439
Siemens Financieringsmaatschappij N.V.
0.25%, 02/20/2029(b)	EUR	100,000	121,543
0.13%, 09/05/2029(b)	EUR	100,000	120,867
1.38%, 09/06/2030(b)(c)	EUR	100,000	133,248
0.50%, 09/05/2034(b)	EUR	100,000	122,198
3.75%, 09/10/2042(b)	GBP	200,000	397,379
Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	100,000	124,688
Volkswagen Financial Services N.V., 1.13%, 09/18/2023(b)	GBP	100,000	140,204
Volkswagen International Finance N.V.
1.13%, 10/02/2023(b)	EUR	100,000	122,101
0.88%, 09/22/2028(b)	EUR	100,000	124,712
1.63%, 01/16/2030(b)	EUR	75,000	98,297
3.25%, 11/18/2030(b)	EUR	100,000	148,405
4.13%, 11/16/2038(b)	EUR	100,000	172,702
Series 10Y, 1.88%, 03/30/2027(b)	EUR	300,000	390,808
Volkswagen Leasing GmbH
2.38%, 09/06/2022(b)	EUR	100,000	122,063
2.63%, 01/15/2024(b)	EUR	100,000	126,809
1.13%, 04/04/2024(b)	EUR	100,000	122,666
1.38%, 01/20/2025(b)	EUR	100,000	124,651
0.38%, 07/20/2026(b)	EUR	100,000	120,143
Vonovia Finance B.V., 2.25%, 12/15/2023(b)	EUR	100,000	125,774
Vonovia SE
0.63%, 12/14/2029(b)	EUR	100,000	121,554
1.00%, 06/16/2033(b)	EUR	100,000	122,974
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	200,000	243,587
1.82%, 09/25/2031(b)	EUR	100,000	127,294
			15,016,231
Ireland-0.23%
Ryanair DAC, 0.88%, 05/25/2026(b)	EUR	100,000	120,955
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(b)	EUR	100,000	132,204
			253,159
Italy-4.56%
AMCO - Asset Management Co. S.p.A., 1.50%, 07/17/2023(b)	EUR	100,000	122,472
Assicurazioni Generali S.p.A.
5.13%, 09/16/2024(b)	EUR	100,000	140,129
4.13%, 05/04/2026(b)	EUR	100,000	139,311
Enel Finance International N.V.
1.00%, 09/16/2024(b)	EUR	100,000	123,322
1.50%, 07/21/2025(b)	EUR	100,000	126,375
1.38%, 06/01/2026(b)	EUR	50,000	63,660
1.13%, 09/16/2026(b)	EUR	150,000	188,900
0.38%, 06/17/2027(b)	EUR	100,000	121,310
1.00%, 10/20/2027(b)	GBP	125,000	171,959
5.75%, 09/14/2040(b)	GBP	300,000	649,858
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	100,000	206,599
	Principal Amount		Value
Italy-(continued)
Eni S.p.A.
3.75%, 09/12/2025(b)	EUR	100,000	$137,592
1.50%, 02/02/2026(b)	EUR	50,000	63,771
1.25%, 05/18/2026(b)	EUR	100,000	126,433
0.38%, 06/14/2028(b)	EUR	100,000	120,756
3.63%, 01/29/2029(b)	EUR	100,000	148,516
0.63%, 01/23/2030(b)	EUR	100,000	122,043
2.00%, 05/18/2031(b)	EUR	50,000	68,356
Intesa Sanpaolo S.p.A.
4.00%, 10/30/2023(b)	EUR	100,000	130,016
1.38%, 01/18/2024(b)	EUR	100,000	123,231
1.00%, 07/04/2024(b)	EUR	150,000	183,843
2.13%, 05/26/2025(b)	EUR	125,000	160,045
0.63%, 02/24/2026(b)	EUR	250,000	299,232
1.00%, 11/19/2026(b)	EUR	100,000	123,512
0.75%, 03/16/2028(b)	EUR	100,000	121,169
1.75%, 03/20/2028(b)	EUR	50,000	64,309
1.75%, 07/04/2029(b)	EUR	100,000	129,611
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	100,000	124,070
Terna Rete Elettrica Nazionale S.p.A., 1.38%, 07/26/2027(b)	EUR	100,000	128,111
UniCredit S.p.A.
1.00%, 01/18/2023(b)	EUR	250,000	301,601
0.50%, 04/09/2025(b)	EUR	100,000	120,595
2.13%, 10/24/2026(b)	EUR	100,000	130,160
0.85%, 01/19/2031(b)	EUR	100,000	119,165
			5,100,032
Japan-2.70%
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(b)	EUR	100,000	121,533
NTT Finance Corp.
0.34%, 03/03/2030(b)	EUR	200,000	241,405
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	914,582
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	925,269
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	100,000	127,783
0.63%, 10/23/2029(b)	EUR	125,000	152,106
Takeda Pharmaceutical Co. Ltd.
2.25%, 11/21/2026(b)	EUR	100,000	132,324
3.00%, 11/21/2030(b)	EUR	100,000	145,099
1.38%, 07/09/2032	EUR	100,000	127,000
2.00%, 07/09/2040	EUR	100,000	133,667
			3,020,768
Luxembourg-0.44%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	200,000	253,197
Traton Finance Luxembourg S.A.
0.13%, 03/24/2025(b)	EUR	100,000	119,617
0.75%, 03/24/2029(b)	EUR	100,000	122,061
			494,875
Netherlands-4.26%
ABN AMRO Bank N.V., 0.60%, 01/15/2027(b)	EUR	200,000	243,779
Cooperatieve Rabobank U.A.
1.63%, 01/20/2022	NOK	1,000,000	113,760
0.75%, 08/29/2023(b)	EUR	100,000	121,314
0.63%, 02/27/2024(b)	EUR	100,000	121,503
1.25%, 03/23/2026(b)	EUR	150,000	190,793
1.38%, 02/03/2027(b)	EUR	100,000	128,875

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount		Value
Netherlands-(continued)
5.25%, 09/14/2027(b)(c)	GBP	150,000	$251,881
4.63%, 05/23/2029(b)	GBP	200,000	333,843
1.13%, 05/07/2031(b)	EUR	200,000	258,866
ING Groep N.V.
1.13%, 02/14/2025(b)	EUR	100,000	124,019
2.13%, 01/10/2026(b)	EUR	100,000	130,368
3.00%, 02/18/2026(b)	GBP	300,000	452,311
1.38%, 01/11/2028(b)	EUR	100,000	127,667
2.00%, 09/20/2028(b)	EUR	100,000	133,390
2.50%, 11/15/2030(b)	EUR	100,000	143,608
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)(c)	GBP	250,000	435,450
LeasePlan Corp. N.V.
0.13%, 09/13/2023	EUR	100,000	119,500
0.25%, 02/23/2026(b)	EUR	100,000	119,199
Shell International Finance B.V.
1.63%, 01/20/2027(b)	EUR	150,000	194,758
0.13%, 11/08/2027(b)	EUR	100,000	120,327
1.50%, 04/07/2028(b)	EUR	100,000	130,857
1.25%, 05/12/2028(b)	EUR	100,000	128,514
0.75%, 08/15/2028(b)	EUR	50,000	62,166
1.00%, 12/10/2030(b)	GBP	50,000	66,945
0.50%, 11/08/2031(b)	EUR	100,000	120,624
1.88%, 04/07/2032(b)	EUR	100,000	137,192
1.25%, 11/11/2032(b)	EUR	100,000	128,960
0.88%, 11/08/2039(b)	EUR	100,000	117,472
			4,757,941
Norway-0.82%
Equinor ASA
1.25%, 02/17/2027(b)	EUR	150,000	190,843
6.88%, 03/11/2031(b)	GBP	100,000	207,989
1.38%, 05/22/2032(b)	EUR	100,000	131,306
1.63%, 02/17/2035(b)	EUR	100,000	134,434
Telenor ASA
0.75%, 05/31/2026(b)	EUR	100,000	123,650
1.13%, 05/31/2029(b)	EUR	100,000	128,378
			916,600
Singapore-0.20%
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	100,000	224,982
Spain-5.91%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	100,000	132,411
3.00%, 03/27/2031(b)	EUR	100,000	141,626
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 02/28/2024(b)	EUR	100,000	122,785
0.38%, 10/02/2024(b)	EUR	100,000	120,751
1.38%, 05/14/2025(b)	EUR	100,000	125,244
1.00%, 06/21/2026(b)	EUR	100,000	124,694
0.38%, 11/15/2026(b)	EUR	100,000	121,484
0.50%, 01/14/2027(b)	EUR	100,000	120,775
3.50%, 02/10/2027(b)	EUR	100,000	138,223
Banco de Sabadell S.A., 0.88%, 07/22/2025(b)	EUR	200,000	243,695
Banco Santander S.A.
2.75%, 09/12/2023(b)	GBP	100,000	144,905
1.38%, 07/31/2024(b)	GBP	200,000	282,760
1.13%, 01/17/2025(b)	EUR	100,000	123,250
2.50%, 03/18/2025(b)	EUR	100,000	128,933
1.38%, 01/05/2026(b)	EUR	100,000	125,355
	Principal Amount		Value
Spain-(continued)
3.25%, 04/04/2026(b)	EUR	100,000	$134,475
1.50%, 04/14/2026(b)	GBP	200,000	280,735
0.30%, 10/04/2026(b)	EUR	100,000	120,790
3.13%, 01/19/2027(b)	EUR	100,000	135,666
0.50%, 02/04/2027(b)	EUR	100,000	120,580
1.75%, 02/17/2027(b)	GBP	100,000	141,564
1.13%, 06/23/2027(b)	EUR	100,000	125,095
2.13%, 02/08/2028(b)	EUR	100,000	129,920
0.20%, 02/11/2028(b)	EUR	100,000	119,436
1.63%, 10/22/2030(b)	EUR	100,000	124,721
CaixaBank S.A.
1.75%, 10/24/2023(b)	EUR	100,000	123,712
2.38%, 02/01/2024(b)	EUR	200,000	252,044
1.13%, 05/17/2024(b)	EUR	100,000	123,048
0.63%, 10/01/2024(b)	EUR	100,000	121,170
0.38%, 02/03/2025(b)	EUR	100,000	120,627
1.13%, 03/27/2026(b)	EUR	100,000	124,925
1.38%, 06/19/2026(b)	EUR	100,000	125,252
Iberdrola International, B.V., 1.13%, 04/21/2026(b)	EUR	100,000	126,423
Mapfre S.A., 1.63%, 05/19/2026(b)	EUR	100,000	129,580
Naturgy Finance B.V., 1.38%, 01/19/2027(b)	EUR	200,000	255,153
Santander Consumer Finance S.A.
0.38%, 06/27/2024(b)	EUR	100,000	120,589
0.38%, 01/17/2025(b)	EUR	100,000	120,603
Telefonica Emisiones S.A.
5.38%, 02/02/2026(b)	GBP	200,000	329,388
1.45%, 01/22/2027(b)	EUR	100,000	127,963
1.20%, 08/21/2027(b)	EUR	200,000	254,150
1.72%, 01/12/2028(b)	EUR	200,000	262,760
1.79%, 03/12/2029(b)	EUR	100,000	133,307
0.66%, 02/03/2030(b)	EUR	100,000	122,824
			6,603,391
Sweden-1.43%
Skandinaviska Enskilda Banken AB
0.38%, 02/11/2027(b)	EUR	200,000	241,864
0.63%, 11/12/2029(b)	EUR	200,000	246,043
Svenska Handelsbanken AB, 0.50%, 02/18/2030(b)	EUR	200,000	242,410
Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	123,104
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK	2,000,000	250,106
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	200,000	496,097
			1,599,624
Switzerland-2.68%
Credit Suisse AG
1.13%, 12/15/2025(b)	GBP	200,000	277,999
0.25%, 01/05/2026(b)	EUR	125,000	149,952
1.50%, 04/10/2026(b)	EUR	50,000	63,442
Credit Suisse Group AG
1.00%, 04/14/2023(b)	CHF	200,000	225,079
2.75%, 08/08/2025(b)	GBP	150,000	220,529
0.65%, 09/10/2029(b)	EUR	100,000	119,178
0.63%, 01/18/2033(b)	EUR	148,000	169,867
Holcim Finance (Luxembourg) S.A., 2.25%, 05/26/2028(b)	EUR	100,000	134,715
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR	200,000	242,558

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount		Value
Switzerland-(continued)
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	100,000	$132,777
2.00%, 03/26/2038(b)	EUR	100,000	142,619
UBS AG
0.63%, 12/18/2023(b)	GBP	200,000	278,998
0.01%, 03/31/2026(b)	EUR	200,000	239,008
0.50%, 03/31/2031(b)	EUR	200,000	241,884
UBS Group AG
1.50%, 11/30/2024(b)	EUR	100,000	123,355
0.25%, 02/24/2028(b)	EUR	200,000	238,820
			3,000,780
United Kingdom-21.29%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	100,000	171,638
Annington Funding PLC
2.65%, 07/12/2025(b)	GBP	100,000	146,810
3.18%, 07/12/2029(b)	GBP	150,000	230,186
3.69%, 07/12/2034(b)	GBP	200,000	329,909
3.94%, 07/12/2047(b)	GBP	100,000	182,186
Barclays PLC
1.50%, 04/01/2022(b)	EUR	75,000	90,057
1.88%, 12/08/2023(b)	EUR	100,000	124,605
3.13%, 01/17/2024(b)	GBP	250,000	365,766
3.00%, 05/08/2026(b)	GBP	200,000	299,085
3.25%, 02/12/2027(b)	GBP	250,000	379,336
BAT International Finance PLC
7.25%, 03/12/2024	GBP	100,000	161,006
4.00%, 09/04/2026(b)	GBP	150,000	231,870
2.25%, 06/26/2028(b)	GBP	100,000	140,938
2.25%, 01/16/2030(b)	EUR	100,000	129,956
6.00%, 11/24/2034(b)	GBP	150,000	278,579
2.25%, 09/09/2052(b)	GBP	100,000	110,083
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	150,000	298,120
BP Capital Markets PLC
2.97%, 02/27/2026(b)	EUR	100,000	135,044
1.57%, 02/16/2027(b)	EUR	100,000	128,514
0.83%, 11/08/2027(b)	EUR	100,000	123,971
2.52%, 04/07/2028(b)	EUR	100,000	137,337
1.23%, 05/08/2031(b)	EUR	100,000	126,971
2.82%, 04/07/2032(b)	EUR	100,000	145,883
British Telecommunications PLC
1.13%, 03/10/2023(b)	EUR	100,000	121,359
1.00%, 11/21/2024(b)	EUR	100,000	122,635
1.75%, 03/10/2026(b)	EUR	200,000	256,041
1.50%, 06/23/2027(b)	EUR	100,000	127,376
5.75%, 12/07/2028(b)	GBP	100,000	177,407
3.13%, 11/21/2031(b)	GBP	100,000	152,149
6.38%, 06/23/2037(b)	GBP	100,000	209,797
BUPA Finance PLC, 5.00%, 04/25/2023(b)	GBP	150,000	222,982
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP	250,000	363,614
2.63%, 09/22/2038(b)	GBP	200,000	297,960
2.75%, 09/22/2046(b)	GBP	200,000	304,157
CCEP Finance Ireland DAC, 0.88%, 05/06/2033(b)	EUR	100,000	122,291
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	250,430
7.00%, 09/19/2033(b)	GBP	227,000	488,978
4.25%, 09/12/2044(b)	GBP	150,000	279,546
	Principal Amount		Value
United Kingdom-(continued)
CK Hutchison Finance (16) (II) Ltd., 0.88%, 10/03/2024(b)	EUR	100,000	$122,310
CK Hutchison Finance (16) Ltd., Series A, 1.25%, 04/06/2023(b)	EUR	100,000	121,449
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	186,926	293,996
Diageo Finance PLC, 2.50%, 03/27/2032(b)	EUR	100,000	145,483
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	100,000	119,544
Friends Life Holdings PLC, 8.25%, 04/21/2022(b)	GBP	150,000	220,104
GlaxoSmithKline Capital PLC
5.25%, 12/19/2033	GBP	200,000	397,878
1.63%, 05/12/2035(b)(c)	GBP	200,000	277,207
6.38%, 03/09/2039	GBP	200,000	473,900
5.25%, 04/10/2042(b)	GBP	225,000	500,082
4.25%, 12/18/2045(b)	GBP	150,000	309,248
Heathrow Funding Ltd.
7.13%, 02/14/2024(b)	GBP	100,000	158,467
5.23%, 02/15/2025(b)	GBP	150,000	222,586
6.75%, 12/03/2026(b)	GBP	150,000	263,594
6.45%, 12/10/2031(b)	GBP	200,000	386,622
5.88%, 05/13/2041(b)	GBP	200,000	417,800
4.63%, 10/31/2046(b)	GBP	200,000	379,796
HSBC Bank PLC
5.38%, 08/22/2033(b)(c)	GBP	150,000	283,766
4.75%, 03/24/2046	GBP	100,000	199,405
HSBC Holdings PLC
6.50%, 05/20/2024(b)	GBP	150,000	240,982
0.88%, 09/06/2024(b)	EUR	200,000	245,029
2.50%, 03/15/2027(b)	EUR	100,000	133,935
2.63%, 08/16/2028(b)	GBP	200,000	296,563
Imperial Brands Finance Netherlands B.V., 1.75%, 03/18/2033(b)	EUR	100,000	122,500
Imperial Brands Finance PLC
8.13%, 03/15/2024(b)	GBP	100,000	163,481
5.50%, 09/28/2026(b)	GBP	150,000	247,376
4.88%, 06/07/2032(b)	GBP	100,000	166,691
Lloyds Bank Corporate Markets PLC
0.25%, 10/04/2022(b)	EUR	100,000	119,589
1.75%, 07/11/2024(b)	GBP	150,000	214,472
2.38%, 04/09/2026(b)	EUR	100,000	132,190
Lloyds Bank PLC
7.63%, 04/22/2025(b)	GBP	200,000	344,524
6.50%, 09/17/2040(b)	GBP	200,000	490,862
London Stock Exchange Group PLC, 1.63%, 04/06/2030(b)	GBP	100,000	140,912
Motability Operations Group PLC
3.63%, 03/10/2036(b)	GBP	150,000	262,941
2.38%, 07/03/2039(b)	GBP	100,000	153,904
Nationwide Building Society, 0.25%, 07/22/2025(b)	EUR	100,000	120,668
Natwest Group PLC, 2.50%, 03/22/2023(b)	EUR	100,000	123,920
NatWest Markets PLC
1.00%, 05/28/2024(b)	EUR	100,000	122,813
2.75%, 04/02/2025(b)	EUR	100,000	131,255
0.13%, 06/18/2026(b)	EUR	100,000	119,198
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	125,000	180,178

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
Rio Tinto Finance PLC, 4.00%, 12/11/2029(b)(c)	GBP	150,000	$253,636
Santander UK Group Holdings PLC
1.13%, 09/08/2023(b)	EUR	100,000	121,992
3.63%, 01/14/2026(b)	GBP	150,000	229,658
Scottish Widows Ltd.
5.50%, 06/16/2023(b)	GBP	200,000	300,954
7.00%, 06/16/2043(b)	GBP	150,000	327,558
Sky Ltd., 2.50%, 09/15/2026(b)	EUR	100,000	134,300
Society of Lloyd’s, 4.75%, 10/30/2024(b)	GBP	100,000	153,877
SSE PLC, 8.38%, 11/20/2028(b)	GBP	120,000	245,704
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	100,000	180,291
4.38%, 01/18/2038(b)	GBP	100,000	195,720
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)(c)	GBP	200,000	439,380
Thames Water Utilities Finance PLC
4.00%, 06/19/2025(b)	GBP	100,000	155,777
5.13%, 09/28/2037(b)	GBP	150,000	296,239
5.50%, 02/11/2041(b)	GBP	100,000	213,328
Unilever Finance Netherlands B.V., 1.75%, 03/25/2030(b)	EUR	50,000	68,147
University of Oxford, 2.54%, 12/08/2117(b)	GBP	200,000	393,339
Vodafone Group PLC
1.88%, 09/11/2025(b)	EUR	100,000	128,034
2.20%, 08/25/2026(b)	EUR	200,000	264,461
1.63%, 11/24/2030(b)	EUR	100,000	132,197
1.60%, 07/29/2031(b)	EUR	100,000	131,797
3.38%, 08/08/2049(b)	GBP	200,000	335,590
3.00%, 08/12/2056(b)	GBP	200,000	317,041
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118(b)(c)	GBP	200,000	386,225
Western Power Distribution PLC, 3.63%, 11/06/2023(b)	GBP	150,000	220,751
Western Power Distribution West Midlands PLC, 5.75%, 04/16/2032(b)	GBP	225,000	437,333
Westfield Stratford City Finance No. 2 PLC, 1.64%, 08/04/2026(b)	GBP	150,000	212,303
			23,807,424
United States-2.05%
American Honda Finance Corp., 1.95%, 10/18/2024	EUR	100,000	127,002
	Principal Amount		Value
United States-(continued)
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	100,000	$121,661
1.63%, 03/07/2031	EUR	100,000	133,826
0.75%, 10/15/2032	EUR	100,000	123,153
1.38%, 10/15/2040	EUR	100,000	127,090
1.63%, 10/15/2050	EUR	100,000	131,239
Stellantis N.V.
3.38%, 07/07/2023(b)(c)	EUR	200,000	251,360
3.75%, 03/29/2024(b)	EUR	125,000	163,235
3.88%, 01/05/2026(b)	EUR	100,000	136,886
2.75%, 05/15/2026(b)	EUR	100,000	132,468
0.63%, 03/30/2027(b)	EUR	100,000	120,735
4.50%, 07/07/2028(b)	EUR	100,000	149,683
1.25%, 06/20/2033(b)	EUR	100,000	120,736
Toyota Motor Credit Corp.
0.25%, 07/16/2026(b)	EUR	100,000	121,232
0.75%, 11/19/2026(b)	GBP	150,000	206,871
0.13%, 11/05/2027(b)	EUR	100,000	119,798
			2,286,975
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.03% (Cost $102,960,623)			110,714,952
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.77%
Invesco Private Government Fund, 0.02%(d)(e)(f)		930,048	930,048
Invesco Private Prime Fund, 0.12%(d)(e)(f)		2,169,245	2,170,113
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,100,160)			3,100,161
TOTAL INVESTMENTS IN SECURITIES-101.80% (Cost $106,060,783)			113,815,113
OTHER ASSETS LESS LIABILITIES-(1.80)%			(2,014,090)
NET ASSETS-100.00%			$111,801,023

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
CHF-Swiss Franc
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $87,232,811, which represented 78.03% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,324,533	$(6,324,533)	$-	$-	$-	$11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,322,598	(1,392,550)	-	-	930,048	32*
Invesco Private Prime Fund	-	4,362,615	(2,192,503)	1	-	2,170,113	437*
Total	$-	$13,009,746	$(9,909,586)	$1	$-	$3,100,161	$480

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021, for each Fund (except for International Corporate Bond ETF). As of July 31, 2021, all of the securities in International Corporate Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,762,925,110	$-	$2,762,925,110
Money Market Funds	10,738,813	108,770,860	-	119,509,673
Total Investments	$10,738,813	$2,871,695,970	$-	$2,882,434,783
Invesco Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$228,114,051	$6,584	$228,120,635
Common Stocks & Other Equity Interests	345,625	-	21,038	366,663
Preferred Stocks	-	231,440	0	231,440
Variable Rate Senior Loan Interests	-	-	50,141	50,141
Money Market Funds	3,972,518	14,191,141	-	18,163,659
Total Investments in Securities	4,318,143	242,536,632	77,763	246,932,538
Other Investments - Assets
Investments Matured	-	1,268,576	700,826	1,969,402
Total Investments	$4,318,143	$243,805,208	$778,589	$248,901,940